Common Stock: (Details Textual) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 25, 2014	Aug. 23, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013
Class of Stock [Line Items]
Common Stock, Shares Authorized			300,000,000	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			28,877,540	24,034,094	21,740,006
Common Stock, Shares, Outstanding			28,877,540	24,034,094	21,740,006
Conversion of Stock, Shares Converted			4,607,106	1,637,000
Common Stock, Conversion Basis		one-for-one basis
Convertible Preferred Stock, Shares Issued upon Conversion			4,607,106	1,637,000
General and Administrative Expense [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs				$ 25,000
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					9,600
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance	43,860
Payments of Stock Issuance Costs					$ 44,640
Investor relations services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					40,000
Blue Flash Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				100
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				43,860	49,600
Blank Check [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				50,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Neurotrope Inc. [Member]
Class of Stock [Line Items]
Surrender Of Share				20,178,000
Neurotrope Inc. [Member] | Common Stock [Member]
Class of Stock [Line Items]
Warrants Exercisable			236,340	613,228
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			236,340	613,228
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01	$ 0.01
NBI [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized						45,000,000
Common Stock, Par or Stated Value Per Share						$ 0.01
Common Stock, Shares, Issued						19,000,000
Blue Flash [Member]
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description				each share of common stock of BlueFlash, $0.0001 par value per share was automatically converted into 2.242 shares of Neurotropes common stock.